UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-6118

Tax Free Reserves Portfolio
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: February 28, 2006

ITEM 1.     REPORT TO STOCKHOLDERS.

            The Semi-Annual Report to Stockholders is filed herewith.

Schedule of Investments (February 28, 2006) (unaudited)

    TAX FREE RESERVES PORTFOLIO

Face Amount	Rating‡	Security	Value

Alabama — 0.5%
$10,000,000	A-1+	Stevenson, AL, Industrial Development Board Environmental Improvement Revenue, Refunding-Mead Corp. Project, Series A, LOC-JPMorgan Chase, 3.270%, 3/1/06 (a)(b)	$10,000,000

Alaska — 1.3%
7,260,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank of America, 3.330%, 3/2/06 (a)	7,260,000
20,000,000	MIG1(c)	Anchorage, AK, TAN, 4.500% due 12/28/06	20,185,696

		Total Alaska	27,445,696

Arizona — 3.2%
8,885,000	A-1+	Arizona Health Facilities Authority Revenue, Refunding Banner Health, Series C, FGIC-Insured, 3.150%, 3/1/06 (a)	8,885,000
25,000,000	SP-1+	Arizona School District, TAN, COP, 4.000% due 7/28/06	25,102,945
15,000,000	A-1+	Phoenix Arizona Civic Improvement Corp. Wastewater System Revnue, Refunding Senior Lien, Series A, MBIA-Insured, 3.200%, 3/1/06 (a)	15,000,000
15,910,000	A-1	Pine Ridge Village/Campus Heights LLC Arizona Revenue, Northern Arizona University Projects, FGIC-Insured, 3.220%, 3/1/06 (a)	15,910,000

		Total Arizona	64,897,945

California — 3.6%
15,000,000	A-1+	Board of Governors University, TECP, Series A, 3.100% due 4/6/06	15,000,000
305,000	A-1+	California HFA, Home Mortgage, Series F, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.000%, 3/1/06 (a)(b)	305,000
12,715,000	A-1+	California HFA Revenue, Series Q, LOC-Bank of Nova Scotia Trust Co., 3.230%, 3/1/06 (a)(b)	12,715,000
4,645,000	A	California State GO, PA-1274, MBIA-Insured, 3.220%, 3/2/06 (a)	4,645,000
		California Statewide Communities Development Authority:
5,605,000	A-1+	Multi-Family Revenue, Arbor Ridge Apartments, Series X, LIQ-Fannie Mae, 3.200%, 3/2/06 (a)	5,605,000
7,500,000	VMIG1(c)	Multi-Family Revenue, Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank NW N.A., 3.240%, 3/1/06 (a)(b)	7,500,000
14,105,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, 3.120%, 3/2/06 (a)	14,105,000
900,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Sub-Series A-8, 3.160%, 3/2/06 (a)	900,000
4,100,000	VMIG1(c)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.190%, 3/2/06 (a)	4,100,000
10,000,000	NR	San Francisco County, CA, 3.120% due 3/3/06	10,000,000

		Total California	74,875,000

Colorado — 0.2%
4,720,000	F-1+(d)	Arapahoe County, CO, Water & Wastewater GO, PT-2714, MBIA-Insured,
		3.220%, 3/2/06 (a)	4,720,000

Connecticut — 0.2%
4,000,000	A-1+	Connecticut State, Special Tax Obligation Revenue, Refunding, Transportation Infrastruct-1, AMBAC-Insured, SPA-WestLB, 3.200%, 3/1/06 (a)	4,000,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report     19

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

District of Columbia — 2.1%
$5,500,000	A-1+	District of Columbia, Multimodal Refunding Series D, MBIA-Insured, SPA-Bank of America, 3.200%, 3/1/06 (a)	$ 5,500,000
		District of Columbia Revenue:
275,000	A-1+	American Psychological Association, LOC-Bank of America, 3.240%, 3/2/06 (a)	275,000
19,000,000	VMIG1(c)	Georgetown Day School Issue, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	19,000,000
10,000,000	VMIG1(c)	Sidwell Friends School, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,000,000
9,000,000	A-1+	District of Columbia, GO, Series D-3, SPA-Depfa Bank PLC, FSA-Insured, 3.220%, 3/1/06 (a)	9,000,000

		Total District of Columbia	43,775,000

Florida — 6.5%
16,000,000	A-1+	Cape Coral, FL, 2.850% due 4/4/06	16,000,000
8,795,000	A-1+	Capital Trust Agency, FL, Aero Miami Fx Project Air Cargo, 3.270%, 3/2/06 (a)(b)	8,795,000
		Collier County, FL:
8,000,000	A-1+	IDA, IDR, Avenue Maria Utility Co. Project, LOC-SunTrust Bank, 3.240%, 3/1/06 (a)	8,000,000
2,340,000	Aaa(c)	School Board COP, PT-1493, FSA-Insured, 3.220%, 3/2/06 (a)	2,340,000
8,120,000	F-1+(d)	Florida State Board of Education, Lottery Revenue, P-Floats,
		Series PT-2036, MBIA-Insured, SPA-Merrill Lynch Capital Services, Guarantee Agreement-Merrill Lynch & Co., 3.220%, 3/2/06 (a)	8,120,000
10,500,000	A-1+	Florida State Department of Environmental Protection Revenue, Everglades Restoration, Series B, AMBAC-Insured, 3.180%, 3/1/06 (a)	10,500,000
20,059,000	A-1	Florida State Municipal Power Agency, TECP, LOC-First Union N.C., 3.030% due 3/7/06	20,059,000
18,000,000	A-1+	Gainesville, FL, Utilities System Revenue, Series C, BPA-SunTrust Bank, 3.020%, 3/1/06 (a)	18,000,000
7,000,000	VMIG1(c)	Hillsborough County, FL, School Board COP, Series E, MBIA-Insured, SPA-Bank of America, 3.330%, 3/2/06 (a)	7,000,000
9,700,000	NR	Jacksonville Electric Authority, TECP, Series 2000-B, 3.280% due 6/5/06	9,700,000
3,300,000	VMIG1(c)	Jacksonville, FL, HFA, MFH, Revenue, Refunding, St. Augustine Apartments, LIQ-FNMA, 3.230%, 3/1/06 (a)	3,300,000
3,500,000	Aa2(c)	Jacksonville HFA, Housing, Brookwood Forest Apartments, LOC-JPMorgan Chase, 3.250%, 3/1/06 (a)(b)	3,500,000
6,700,000	VMIG1(c)	Manatee County, FL, HFA, Multi-Family Revenue, Housing Village at Cortez Apartments, Series A, LOC-Bank of America, 3.240%, 3/2/06 (a)(b)	6,700,000
12,095,000	VMIG1(c)	Tampa, FL, Occupational License Tax, Refunding, Series C, FGIC-Insured, SPA-FGIC, 3.160%, 3/1/06 (a)	12,095,000

		Total Florida	134,109,000

Georgia — 6.9%
7,500,000	A-1+	Atlanta, GA, Airport Revenue, General Series, MBIA-Insured, SPA-Landesbank Baden, 3.180%, 3/2/06 (a)	7,500,000
4,900,000	VMIG1(c)	DeKalb County, GA, Development Authority, Industrial Development
		Revenue, The Paideia School Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	4,900,000

See Notes to Financial Statements.

20      Tax Free Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Georgia — 6.9% (continued)
		Fulton County, GA, Development Authority Revenue:
$18,000,000	A-1+	Piedmont Healthcare Inc., LOC-Suntrust Bank, 3.190%, 3/1/06 (a)	$18,000,000
18,000,000	VMIG1(c)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	18,000,000
10,000,000	VMIG1(c)	Westminster Schools Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,000,000
		Gwinnett County, GA:
10,000,000	VMIG1(c)	Development Authority Revenue, Greater Atlanta Christian School, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	10,000,000
16,000,000	A-1+	Hospital Authority Revenue, Gwinnett Hospital System Inc. Project, LOC-SunTrust Bank, 3.190%, 3/1/06 (a)	16,000,000
2,920,000	VMIG1(c)	Liberty County, GA, Industrial Authority, Refunding, Millennium Realty Project, LOC-SunTrust Bank, 3.290%, 3/1/06 (a)(b)	2,920,000
22,500,000	VMIG1(c)	Macon-Bibb County, GA, Hospital Authority, Medical Center Central Georgia, AMBAC-Insured, SPA-SunTrust Bank, 3.180%, 3/1/06 (a)	22,500,000
17,600,000	A-1+	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, LOC-Bayerische Landesbank, LOC-Westdeutsche Landesbank, 3.160%, 3/1/06 (a)	17,600,000
15,000,000	NR	Metropolitan Atlanta Rapid Transit Authority, TECP, LOC-Dexia Credit Local, 3.050% due 3/1/06	15,000,000

		Total Georgia	142,420,000

Illinois — 6.7%
		Chicago, IL:
29,996,000	VMIG1(c)	GO, Certificates, Series ZC-1, FGIC-Insured, 3.430%, 3/2/06 (a)	29,996,000
1,500,000	A-1+	GO, Series B, FGIC-Insured, SPA-Landesbank Baden Wurttemberg, 3.210%, 3/2/06 (a)	1,500,000
12,000,000	A-1+	MFH, Central Station Project, Series A, LIQ FAC-Fannie Mae, 3.230%, 3/2/06 (a)	12,000,000
		O’Hare International Airport Revenue:
1,330,000	F-1+(d)	PT-98, 3.260%, 3/2/06 (a)(b)	1,330,000
17,150,000	A-1	PT-1002, 3.260%, 3/2/06 (a)(b)	17,150,000
9,535,000	A-1	Du Page County, IL, Revenue, Benet Academy Capital Building Project, LOC-LaSalle Bank NA, 3.220%, 3/2/06 (a)	9,535,000
25,000,000	A-1+	Illinois Development Finance Authority, Lyric Opera of Chicago Project,
		LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank,
		LOC-Bank One N.A., 3.230%, 3/1/06 (a)	25,000,000
		Illinois Finance Authority Revenue:
4,125,000	VMIG1(c)	Latin School Project, Series B, LOC-JPMorgan Chase, 3.220%, 3/2/06 (a)	4,125,000
10,000,000	A-1+	Northwestern University, Subordinated Series B, 3.190%, 3/1/06 (a)	10,000,000
		Illinois Housing Development Authority Revenue:
1,000,000	A-1+	Danbury Court Apartment-Phase II-B, LOC-Federal Home Loan Bank, 3.280%, 3/2/06 (a)	1,000,000
7,000,000	A-1+	Homeowner Mortgage, Series C-3, SPA- Federal Home Loan Bank, 3.240%, 3/1/06 (a)	7,000,000
10,295,000	A-1	Illinois State GO, Series 534, FGIC-Insured, 3.210%, 3/2/06 (a)	10,295,000
5,880,000	NR	Northern Illinois University, P-Floats, PT-2640, FGIC-Insured, Credit Enhanced by Merrill Lynch Capital Services, 3.220%, 3/2/06 (a)	5,880,000
3,650,000	AAA	State of Illinois, GO, FSA-Insured, 5.000% due 9/1/06	3,682,625

		Total Illinois	138,493,625

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report     21

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Indiana — 2.4%
$22,000,000	A-1+	Indiana State Development Finance Authority, PSI Energy, Inc. Project, Series A, 3.200%, 3/1/06 (a)(b)	$22,000,000
21,980,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Waterworks Project, Series G-3, MBIA-Insured, SPA-Depfa Bank PLC, 3.180%, 3/2/06 (a)	21,980,000
5,980,000	A-1	Mitchell, IN, School Building Corp., P Floats PT-2727, MBIA-Insured, SPA-Merrill Lynch Capital Services Inc., 3.220%, 3/2/06 (a)	5,980,000

		Total Indiana	49,960,000

Louisiana — 0.2%
3,400,000	P-1(c)	Calcasieu Parish, Inc. Louisiana Industrial Development Board Revenue, Refunding-Hydroserve Westlake, LOC-JPMorgan Chase, 3.300%, 3/1/06 (a)(b)	3,400,000

Maine — 0.7%
2,250,000	A-1	Maine Health & HEFA Revenue, Series B, AMBAC-Insured, SPA-KBC Bank N.V., 3.190%, 3/1/06 (a)	2,250,000
3,880,000	A-1+	Maine State Housing Authority Mortgage Purchase, Series 170z, LIQ JPMorgan Chase, SPA-Dexia Credit Local, 3.250%, 3/2/06 (a)	3,880,000
9,000,000	SP-1+	Maine State, TAN, 4.000% due 6/30/06	9,033,807

		Total Maine	15,163,807

Massachusetts — 2.2%
		Massachusetts State DFA:
10,000,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.180%, 3/2/06 (a)	10,000,000
13,400,000	VMIG1(c)	MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.230%, 3/1/06 (a)(b)	13,400,000
20,960,000	A-1	Massachusetts State GO, Series 302, MBIA-Insured, 3.200%, 3/2/06 (a)	20,960,000

		Total Massachusetts	44,360,000

Michigan — 3.1%
		Detroit, MI:
5,700,000	AAA	GO, Refunding, Series A, FSA-Insured, 5.000% due 4/1/06	5,708,754
10,990,000	A-1	City School District, P Floats PT-3126, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.210%, 3/2/06 (a)	10,990,000
1,740,000	A-1+	City School District GO, Series 388, FGIC-Insured, 3.220%, 3/2/06 (a)	1,740,000
7,465,000	A-1	Ecorse, MI, Public School District, P Floats Pt-2680, FSA/Q-BSLF-Insured, Credit Enhanced by Merrill Lynch Capital Services, 3.210%, 3/2/06 (a)	7,465,000
12,500,000	SP-1+	Michigan Municipal Bond Authority Revenue, Detroit School District, Series A, 3.750% due 3/21/06	12,508,008
6,905,000	F-1+(d)	Michigan State Building Authority, P-Floats PT-2807, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.210%, 3/2/06 (a)	6,905,000
11,500,000	A-1+	Michigan State Hospital Finance Authority, MI, Ascension B-1, 3.150%, 3/1/06 (a)	11,500,000
7,040,000	A-1+	University of Michigan, University Revenues, Medical Services Plan, Series A, 3.160%, 3/1/06 (a)	7,040,000

		Total Michigan	63,856,762

Minnesota — 2.7%
17,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 3.200%, 3/1/06 (a)	17,000,000
23,619,000	A-1+	Minneapolis St. Paul, MN TECP, Series A, Metropolitan Airport Commission, 3.300% due 5/16/06	23,619,000

See Notes to Financial Statements.

22     Tax Free Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Minnesota — 2.7% (continued)
$9,910,000	VMIG1(c)	Minnesota HEFA Revenue, MN, Carleton College, Series Six D, SPA-Wells Fargo Bank, 3.120%, 3/2/06 (a)	$9,910,000
5,000,000	VMIG1(c)	Minnetonka, MN, MFH, Refunding-Minnetonka Hills Apartments, LIQ Fannie Mae, 3.180%, 3/2/06 (a)	5,000,000

		Total Minnesota	55,529,000

Mississippi — 0.8%
10,000,000	A-1+	Mississippi Development Bank Special Obligation, Wilkinson County Correction Facility, Series B, FGIC-Insured, SPA-Royal Bank of Canada, 3.180%, 3/2/06 (a)	10,000,000
5,500,000	A-1+	Mississippi State, Capital Improvements, SPA-Bank of America, 3.180%, 3/1/06 (a)	5,500,000

		Total Mississippi	15,500,000

Missouri — 0.1%
1,300,000	A-1+	Kansas City, MO, IDA Revenue, Ewing Marion Kauffman, Series A, 3.000%, 3/1/06 (a)	1,300,000

Montana — 0.4%
9,250,000	VMIG1(c)	Montana State Board, Municipal Finance Consolidated Intercap, 2.600% due 3/1/06 (e)	9,250,000

Nebraska — 1.3%
6,000,000	A-1+	American Public Energy Agency Nebraska, Gas Supply Revenue, Series A, SPA-Societe Generale, 3.150%, 3/2/06 (a)	6,000,000
10,400,000	A-1	Nebraska Public Power District, Series A, 3.100% due 3/8/06	10,400,000
10,000,000	A-1+	Omaha Public Power District, 3.050% due 3/7/06	10,000,000

		Total Nebraska	26,400,000

Nevada — 2.8%
32,500,000	A-1+	Clark County, NV, 3.250% due 5/15/06	32,500,000
25,600,000	A-1+	Las Vegas Valley Water District, 3.200% due 3/6/06	25,600,000

		Total Nevada	58,100,000

New Jersey — 2.5%
6,015,000	F-1+(d)	Moorestown Township, NJ School District, P-Floats PT-2777, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.210%, 3/2/06 (a)	6,015,000
5,400,000	A-1+	New Jersey EDA, Water Facilities Revenue, Refunding, United Water New Jersey Project C, AMBAC-Insured, SPA-Bank of New York, 3.070%, 3/1/06 (a)(b)	5,400,000
4,800,000	F-1+(d)	New Jersey Health Care Facilities Financing Authority Revenue, Series 961, FGIC-Insured, 3.200%, 3/2/06 (a)	4,800,000
8,275,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA-Insured, SPA-Westdeutsche Landesbank, 3.160%, 3/1/06 (a)	8,275,000
4,953,500	F-1+(d)	New Jersey Transportation Trust Fund Authority, Floaters, Series 941D, FSA-CR-Insured, Credit Enhanced by Morgan Stanley, 3.200%, 3/2/06 (a)	4,953,500
13,945,000	F-1+(d)	State of New Jersey, P Floats Pt-2893, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.210%, 3/2/06 (a)	13,945,000
7,470,000	MIG1(c)	Township of Brick New Jersey, BAN, 4.250% due 12/7/06	7,524,774

		Total New Jersey	50,913,274

See Notes to Financial Statements.

Tax Free Reserves Portfolio  2006 Semi-Annual Report     23

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

New York — 2.5%
		New York State Housing Finance Agency:
$20,200,000	VMIG1(c)	Revenue, 188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen-Thuringen, 3.200%, 3/1/06 (a)(b)	$20,200,000
		Service Contract Revenue, Refunding:
6,300,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.200%, 3/1/06 (a)	6,300,000
19,200,000	A-1+	Series I, LOC-Landesbank Hessen, 3.200%, 3/1/06 (a)	19,200,000
5,200,000	A-1+	New York State Local Government Assistance Corp., Refunding,
		Series A-5V, FSA-Insured, 3.100%, 3/1/06 (a)	5,200,000

		Total New York	50,900,000

North Carolina — 2.6%
5,000,000	A-1+	Mecklenburg County, NC, Series C, SPA-Bank of America, 3.180%, 3/2/06 (a)	5,000,000
		New Hanover County, NC:
3,750,000	AA	GO, 5.000% due 3/1/06	3,750,000
6,750,000	A-1+	GO, SPA-Wachovia Bank, 3.280%, 3/2/06 (a)	6,750,000
10,135,000	A-1+	Hospital Revenue, Refunding, New Hanover Regional, Series A-1, FSA-Insured, SPA-Wachovia Bank, 3.200%, 3/1/06 (a)	10,135,000
		North Carolina State Education Assistance Authority, Student Loan:
10,000,000	A-1+	Series A-1, AMBAC-Insured, SPA-Royal Bank of Canada, 3.220%, 3/2/06 (a)(b)	10,000,000
18,245,000	A-1+	Series A-4, AMBAC-Insured, SPA-Wachovia Bank, 3.230%, 3/2/06 (a)	18,245,000

		Total North Carolina	53,880,000

Ohio — 4.3%
14,860,000	VMIG1(c)	Akron Bath Copley, Ohio Joint Township Hospital District, Hospital Facilities-Health Systems, Series B, LOC-Bank One NA, 3.210%, 3/2/06 (a)	14,860,000
3,810,000	A-1+	Cincinnati, OH, City School District GO, Series 315, FSA-Insured, 3.220%, 3/2/06 (a)	3,810,000
16,685,000	A-1+	Cleveland, OH, Waterworks Revenue, Refunding Series M, FSA-Insured, 3.170%, 3/2/06 (a)	16,685,000
830,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, LOC-Fifth Third Bank, 3.230%, 3/1/06 (a)	830,000
		Franklin County, OH, Hospital Revenue, Childrens Hospital:
18,880,000	VMIG1(c)	AMBAC-Insured, SPA-National City Bank, 3.200%, 3/2/06 (a)	18,880,000
20,000,000	VMIG1(c)	Project, AMBAC-Insured, 3.200%, 3/2/06 (a)	20,000,000
		Ohio State:
9,000,000	A-1+	Air Quality Development Authority Revenue, Akron Steel, Series A, LOC-ABN AMRO Bank NV, 3.250%, 3/1/06 (a)(b)	9,000,000
4,000,000	A-1+	GO, Common Schools, Series A, 3.200%, 3/1/06 (a)	4,000,000

		Total Ohio	88,065,000

Oklahoma — 1.1%
22,000,000	A-1+	Oklahoma State Student Loan Authority Revenue, Student Loan Bonds & Notes, Series A, MBIA-Insured, 3.240%, 3/1/06 (a)(b)	22,000,000

Oregon — 1.4%
18,000,000	VMIG1(c)	Oregon State Economic Development Revenue, Newsprint Co. Project, Series 203, LOC-Toronto-Dominion Bank, 3.010%, 3/1/06 (a)(b)	18,000,000
6,000,000	A-1+	Oregon State, Veterans Welfare, Series 83, SPA-Dexia Credit Local, 3.180%, 3/1/06 (a)	6,000,000

See Notes to Financial Statements.

24     Tax Free Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Oregon — 1.4% (continued)
$4,500,000	A-1	Port of Portland Oregon, Special Oblogation, Revenue, Portland Bulk
		Terminals Project, LOC-Canadian Imperial Bank, 3.180%, 3/2/06 (a)(b)	$4,500,000

		Total Oregon	28,500,000

Pennsylvania — 5.7%
2,000,000	AAA	Allegheny County, PA, Hospital Development Authority, Health Center-UPMC Health, Series B, MBIA-Insured, 5.250% due 7/1/06	2,015,900
7,015,000	VMIG1(c)	Middletown, PA, Area School District, FSA-Insured, SPA-RBC Centura Bank, 3.200%, 3/2/06 (a)	7,015,000
7,000,000	A-1+	North Wales Pennsylvania Water Authority, FSA-Insured, SPA-Dexia Credit Local, 3.180%, 3/2/06 (a)	7,000,000
6,000,000	A-1	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, Shippingport Project, Series A, LOC-PNC Bank, 3.180%, 3/2/06 (a)(b)	6,000,000
6,745,000	A-1	Pennsylvania State GO, PA 895, FGIC-Insured, 3.210%, 3/2/06 (a)	6,745,000
4,995,000	A-1+	Pennsylvania State Turnpike Community Oil Franchise Tax Revenue, Series 366, MBIA-Insured, 3.220%, 3/2/06 (a)	4,995,000
		Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
12,135,000	A-1+	Childrens Hospital Project D, MBIA-Insured, SPA-West Deutsche Landesbank 3.150%, 3/1/06 (a)	12,135,000
14,500,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.230%, 3/2/06 (a)	14,500,000
14,200,000	A-1	Temple University Health, Series B, LOC-PNC Bank, 3.200%, 3/2/06 (a)	14,200,000
		Philadelphia, PA:
5,300,000	A-1+	Gas Works Revenue, Fifth Series A2, LOC-JPMorgan Chase, LOC-Bank of Nova Scotia, 3.220%, 3/2/06 (a)	5,300,000
7,285,000	A-1	School District, P Floats, PT-2814, AMBAC-Insured, State Aid Withholding, SPA-Merrill Lynch Capital Services, 3.210%, 3/2/06 (a)	7,285,000
9,500,000	F-1+(d)	School District GO, Series 1294, AMBAC-Insured, SPA-Merrill Lynch Capital Services, 3.210%, 3/2/06 (a)	9,500,000
4,100,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C, 3.200%, 3/1/06 (a)	4,100,000
15,435,000	VMIG1(c)	Washington County, PA, Hospital Authority Revenue, AMBAC-Insured, 2.750% due 7/1/06 (e)	15,422,143

		Total Pennsylvania	116,213,043

South Carolina — 8.5%
6,000,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Refunding & Capital Improvement, Series A, SPA-Bank of America, 3.190%, 3/2/06 (a)	6,000,000
47,880,000	AA	Greenville County, SC, School District, SCSDE, 4.000% due 6/1/06	48,025,755
16,275,000	A-1+	Mount Pleasant, SC, Water and Sewer Revenue, Series B, SPA-Bank of America, 3.200%, 3/1/06 (a)	16,275,000
28,700,000	A-1+	Oconee County, SC, Pollution Control Revenue, Refunding-Facilities Duke, Remarketed 11/03/03, LOC-SunTrust Bank, 3.190%, 3/2/06 (a)	28,700,000
9,100,000	F-1+(d)	South Carolina Educational Facilities Authority for Private Non Profit Institutions, Columbia College Project, LOC- Bank of America, 3.240%, 3/2/06 (a)	9,100,000
		South Carolina Jobs EDA:
45,350,000	A-1+	Hospital Facilities Revenue, Sisters Charity Providence Hospital, LOC-Wachovia Bank, 3.200%, 3/2/06 (a)	45,350,000

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report     25

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

South Carolina — 8.5% (continued)
$7,360,000	VMIG1(c)	Revenue, Executive Kitchens Inc. Project, LOC-SunTrust Bank, 3.240%, 3/1/06 (a)(b)	$7,360,000
11,300,000	VMIG1(c)	South Carolina Jobs-EDA, EDR, Vista Hotel Partners LLC, LOC-SunTrust Bank, 3.240%, 3/1/06 (a)(b)	11,300,000
2,480,000	A-1	South Carolina Transportation Infrastructure Bank Revenue, Series 316, AMBAC-Insured, 3.220%, 3/2/06 (a)	2,480,000

		Total South Carolina	174,590,755

South Dakota — 0.2%
3,700,000	A-1+	South Dakota Housing Development Authority, Home Ownership Mortgage, Series C-2, SPA-Landesbank Hessen-Thuringen, 3.090%, 3/2/06 (a)	3,700,000

Tennessee — 3.4%
2,850,000	VMIG1(c)	Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC- Bank of America, 3.000%, 3/1/06 (a)	2,850,000
		Memphis, TN, Electric Systems Revenue:
13,870,000	A-1+	Series 378, MBIA-Insured, 3.220%, 3/2/06 (a)	13,870,000
9,250,000	VMIG1(c)	Series 879, MBIA-Insured, 3.210%, 3/2/06 (a)	9,250,000
14,835,000	VMIG1(c)	Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue, Educational Facilities, Belmont University Project, LOC-SunTrust Bank, 3.180%, 3/1/06 (a)	14,835,000
25,000,000	A-1+	Montgomery County BAN TECP, Series 2012, 3.060% due 3/20/06	25,000,000
545,000	VMIG1(c)	Montgomery County, TN, Public Building Authority, Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America, 3.000%, 3/1/06 (a)	545,000
4,250,000	VMIG1(c)	Morristown, TN, Industrial Development Board Revenue, Industrial Automotive Products, LOC-Landesbank Baden, 3.290%, 3/1/06 (a)(b)	4,250,000

		Total Tennessee	70,600,000

Texas — 12.7%
9,000,000	A-1+	Austin, TX, Water & Wastewater System Revenue, FSA-Insured,
		3.200%, 3/2/06 (a)	9,000,000
12,250,000	VMIG1(c)	Brazos River Authority Texas Pollution Control Revenue, Refunding TXU-A-Remarketed 1/3/05, LOC-Wachovia Bank, 3.210%, 3/1/06 (a)(b)	12,250,000
5,290,000	F-1+	Garland, TX, Electric System Revenue, P Floats Pt-2677, FSA-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.220%, 3/2/06 (a)	5,290,000
15,000,000	VMIG1(c)	Gulf Coast IDA Texas Environmental Facilities Revenue, Citgo Petroleum Corp. Project, 3.010%, 3/1/06 (a)(b)	15,000,000
		Houston, TX:
10,000,000	A-1+	Higher Educational Finance Corp., Rice University TECP Series A, 3.070% due 4/6/06	10,000,000
10,000,000	A-1+	TECP, Senior, 3.170% due 4/1/06 (b)	10,000,000
5,575,000	F-1+	McKinney, TX, P-Floats PT-2722, 3.220%, 3/2/06 (a)	5,575,000
15,700,000	A-1+	North Texas Throughway Authority Dallas North Throughway System Revenue, Series B, FSA-Insured, 3.200%, 3/1/06 (a)	15,700,000
25,000,000	A-1+	North Texas Tollway Authority Revenue, Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.200%, 3/1/06 (a)	25,000,000
7,295,000	A-1	Nueces River Authority, Water Supply Revenue, Pt-2821, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.220%, 3/2/06 (a)	7,295,000
735,000	A-1+	Tarrant County, TX, Health Facilities Development Corp. Revenue, Adventist/Sunbelt, Series A, LOC-SunTrust Bank, 3.190%, 3/2/06 (a)	735,000

See Notes to Financial Statements.

26     Tax Free Reserves Portfolio 2006 Semi-Annual Report

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Face Amount	Rating‡	Security	Value

Texas — 12.7% (continued)
$64,000,000	SP-1+	Texas State, TRAN, 4.500% due 8/31/06	$ 64,467,193
4,835,000	A-1+	Texas Technical University, TECP, Series A, 3.150% due 4/13/06	4,835,000
33,330,000	A-1+	Texas Water Development Board Revenue, Refunding, State Revolving Fund, SPA-JPMorgan Chase, 2.950%, 3/1/06 (a)	33,330,000
1,300,000	A-1+	Texas, PFA, TECP, Series 2002 A, 3.280% due 5/15/06	1,300,000
21,500,000	A-1+	University of Texas, TECP Series A, 3.030% due 3/6/06	21,500,000
20,000,000	A-1+	Weatherford, TX, ISD, Series A, PSF-GTD-Insured, SPA-Depfa Bank PLC,
		2.900% due 8/1/06 (e)	20,000,000

		Total Texas	261,277,193

Utah — 0.4%
3,405,000	A-1+	Utah Housing Corp., Single Family Mortgage Revenue, Series A-1, Class I, LOC-Westdeutsche Landesbank, 3.250%, 3/1/06 (a)(b)	3,405,000
4,720,000	F-1+(d)	Utah Water Finance Agency Revenue, P Floats PT-2740, AMBAC-Insured, SPA-Merrill Lynch Capital Services Inc., 3.220%, 3/2/06 (a)	4,720,000

		Total Utah	8,125,000

Virginia — 0.2%
4,945,000	A-1	Virginia College Building Authority, VA Educational Facilities Revenue, Series 134, FSA-Insured, 3.220%, 3/2/06 (a)	4,945,000

Washington — 1.4%
8,305,000	F-1+(d)	Central Puget Sound Regional Transportation Authority, WA, P-Floats PT-2916, AMBAC-Insured, 3.220%, 3/2/06 (a)	8,305,000
2,600,000	F-1+(d)	Everett, WA, GO, LOC-Bank of America, 3.240%, 3/2/06 (a)	2,600,000
8,500,000	A-1+	Port of Seattle, WA, Revenue, Subordinated Lien, LOC-Fortis Bank NV, 3.250%, 3/1/06 (a)(b)	8,500,000
3,300,000	F-1+(d)	Washington State GO, Series 438Z, MBIA-Insured, 3.220%, 3/2/06 (a)	3,300,000
5,250,000	VMIG1(c)	Washington State Housing Finance Community MFH Revenue, Vintage Everett Living, Series A, LIQ Fannie Mae, 3.280%, 3/2/06 (a)(b)	5,250,000

		Total Washington	27,955,000

Wisconsin — 1.0%
5,945,000	F-1+(d)	D C Everest, WI, Area School District, GO, P Floats Pt-2772, FSA-Insured, SPA-Merrill Lynch Capital Services, 3.220%, 3/2/06 (a)	5,945,000
5,250,000	A-1+	Verona, WI, IDR, Latitude Corp. Project, LOC-US Bank NA, 3.280%, 3/2/06 (a)(b)	5,250,000
9,350,000	A-1	Wisconsin HEFA, AMBAC-Insured, SPA-Morgan Stanley, 3.150%, 3/2/06 (a)	9,350,000

		Total Wisconsin	20,545,000

		TOTAL INVESTMENTS — 95.8% (Cost — $1,969,765,100#)	1,969,765,100
		Other Assets in Excess of Liabilities — 4.2%	86,460,485

		TOTAL NET ASSETS — 100.0%	$2,056,225,585

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)

Variable rate demand obligations have a demand feature under which the Portfolio can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Rating by Moody’s Investors Service.
(d)	Rating by Fitch Ratings Service.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 29 and 30 for definitions of ratings.

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report     27

Schedule of Investments (February 28, 2006) (unaudited) (continued)

Abbreviations used in this schedule:

AMBAC	—	Ambac Assurance Corporation	IDA	—	Industrial Development Authority
BAN	—	Bond Anticipation Notes	IDR	—	Industrial Development Revenue
BPA	—	Bond Purchase Agreement	ISD	—	Independent School District
COP	—	Certificate of Participation	LIQ	—	Liquidity Facility
DFA	—	Development Finance Agency	LOC	—	Letter of Credit
EDA	—	Economic Development Authority	MBIA	—	Municipal Bond Investors Assurance Corporation
EDR	—	Economic Development Revenue	MFH	—	Multi-Family Housing
FGIC	—	Financial Guaranty Insurance Company	PFA	—	Public Facilities Authority
FNMA	—	Federal National Mortgage Association	SCSDE	—	South Carolina State Department of Education
FSA	—	Financial Security Assurance	SPA	—	Standby Bond Purchase Agreement
GO	—	General Obligation	TAN	—	Tax Anticipation Notes
HEFA	—	Health & Educational Facilities Authority	TECP	—	Tax Exempt Commercial Paper
HFA	—	Housing Finance Authority	TRAN	—	Tax and Revenue Anticipation Notes
IAC	—	Irvine Apartment Communities LP

Summary of Investments by Industry* (unaudited)

General Obligation	21.3%
Education	17.6
Hospitals	16.2
Water & Sewer	7.3
Utilities	7.2
Transportation	6.6
Industrial Development	5.6
Housing: Single Family	3.9
Housing: Multi-Family	3.1
Pollution Control	3.0
Finance	2.6
Public Facilities	1.1
Miscellaneous	4.5

100.0%

*As a percentage of total investments. Please note that Fund holdings are subject to change.

See Notes to Financial Statements.

28     Tax Free Reserves Portfolio 2006 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from
“Aa” to “Ca,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

Tax Free Reserves Portfolio 2006 Semi-Annual Report	29

Bond Ratings (unaudited) (continued)

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AAA” to “CC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

VMIG 1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

30	Tax Free Reserves Portfolio 2006 Semi-Annual Report

Tax Free Reserves Portfolio

Statement of Assets and Liabilities (February 28, 2006) (unaudited)

ASSETS:
Investments, at amortized cost	$1,969,765,100
Cash	4,368,165
Receivable for securities sold	72,158,106
Interest receivable	10,454,283

Total Assets	2,056,745,654

LIABILITIES:
Trustees’ fees payable	237,086
Investment management fee payable	185,331
Accrued expenses	97,652

Total Liabilities	520,069

Total Net Assets	$2,056,225,585

REPRESENTED BY:
Paid-in capital	$2,056,225,585

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report	31

Tax Free Reserves Portfolio

Statement of Operations (For the six months ended February 28, 2006) (unaudited)

INVESTMENT INCOME:
Interest	$32,020,110

EXPENSES:
Investment management fee (Note 2)	1,778,970
Custody and fund accounting fees	179,497
Legal fees	39,464
Trustees’ fees	26,355
Audit and tax	12,833
Shareholder reports	3,037
Miscellaneous expenses	1,659

Total Expenses	2,041,815
Less: Investment management fee waiver (Note 2)	(414,023)
Fees paid indirectly (Note 1)	(952)

Net Expenses	1,626,840

Net Investment Income	30,393,270

Net Realized Loss on Investments	(26,334)

Increase in Net Assets From Operations	$30,366,936

See Notes to Financial Statements.

32	Tax Free Reserves Portfolio 2006 Semi-Annual Report

Tax Free Reserves Portfolio

Statements of Changes in Net Assets

For the six months ended February 28, 2006 (unaudited) and the year ended August 31, 2005

	2006	2005

OPERATIONS:
Net investment income	$30,393,270	$38,383,740
Net realized loss	(26,334)	(132,355)

Increase in Net Assets From Operations	30,366,936	38,251,385

CAPITAL TRANSACTIONS:
Proceeds from contributions	3,326,971,457	9,060,663,346
Value of withdrawals	(3,562,277,435)	(8,353,002,415)

Increase (Decrease) in Net Assets From Capital Transactions	(235,305,978)	707,660,931

Increase (Decrease) in Net Assets	(204,939,042)	745,912,316
NET ASSETS:
Beginning of period	2,261,164,627	1,515,252,311

End of period	$2,056,225,585	$2,261,164,627

See Notes to Financial Statements.

Tax Free Reserves Portfolio 2006 Semi-Annual Report	33

Tax Free Reserves Portfolio

Financial Highlights

For the years ended August 31, unless otherwise noted:

	2006(1)		2005	2004	2003	2002	2001

Total Return(2)	1.38%		1.88%	0.91%	1.17%	1.72%	3.56%

Net Assets, End of Period (000’s)	$2,056		$2,261	$1,515	$1,511	$1,465	$752

Ratios to Average Net Assets:
Gross expenses	0.18	%(3)	0.23%	0.23%	0.24%	0.24%	0.29%
Net expenses(4) (5)	0.15	(3)	0.15	0.15	0.15	0.15	0.15
Net investment income	2.72	(3)	1.95	0.90	1.14	1.64	3.48

(1)	For the six months ended February 28, 2006 (unaudited).

(2)

Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.

(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Portfolio did not exceed 0.15%.

(5)	The investment manager voluntarily waived a portion of its management fees. Such waivers are voluntary and may be reduced or terminated at any time.

See Notes to Financial Statements.

34	Tax Free Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company, organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 28, 2006, all investors in the Portfolio were funds advised by the Manager and/or its affiliates.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

          (b) Investment Income and Expenses.  Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

          (c) Fees Paid Indirectly. The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

          (d) Income Taxes.  The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

          (e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Portfolio’s investment manager, Citi Fund Management

Tax Free Reserves Portfolio 2006 Semi-Annual Report	35

Notes to Financial Statements (unaudited) (continued)

Inc. (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Portfolio’s existing investment management contract to terminate. The Portfolio’s investors approved a new investment management contract between the Portfolio and the Manager, which became effective on December 27, 2005. An interim management agreement took effect upon the closing of the sale and continued in effect until December 27, 2005.

          Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

          Prior to October 1, 2005 the Portfolio paid the Manager a management fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets.

          Effective October 1, 2005 and under the new Investment Management Agreement, the Portfolio will pay the Manager a management fee calculated at an annual rate of 0.15% of the Portfolio’s average daily net assets.

          During the six months ended February 28, 2006 the Portfolio had a voluntary expense limitation in place of 0.15% of the Portfolio’s average daily net assets. For the six months ended February 28, 2006 the Manager voluntarily waived a portion of its fee amounting to $414,023. Such waivers are voluntary and may be reduced or terminated at any time.

          The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

          The Trust has adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the applicable Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the plan. In addition two other former Trustees received a lump sum payment under the plan during this period. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2006, was $44,115.

3. Investments

During the six months ended February 28, 2006, the aggregate cost of purchases, maturities and sales of money market instruments (exclusive of securities purchased subject to repurchase agreements) were as follows:

Purchases	$6,854,761,830

Maturities/Sales	7,164,423,841

36	Tax Free Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4. Federal Income Tax Basis of Investment Securities

The tax cost on investment securities owned at February 28, 2006, for federal income tax purposes, amounted to $1,969,765,100.

5. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Portfolio’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.

          The order also required that transfer agency fees received from the Affected Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On

Tax Free Reserves Portfolio 2006 Semi-Annual Report	37

Notes to Financial Statements (unaudited) (continued)

April 3, 2006, an aggregate amount of approximately $9 million was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Portfolio’s Board selected a new transfer agent for the Portfolio. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          This Portfolio is not one of the Affected Funds and therefore did not implement the transfer agent arrangement described above and therefore has not received and will not receive any portion of the distributions.

6. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Portfolio’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

7. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and Salomon Brothers Asset Management, Inc. (“SBAM”), each an affiliate of the Manager, that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the con-

38	Tax Free Reserves Portfolio 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

templated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM and SBAM.

          Although there can be no assurance, SBFM and SBAM believes that this matter is not likely to have a material adverse effect on the Portfolio or SBFM and SBAM’s ability to perform investment management services relating to the Portfolio.

Tax Free Reserves Portfolio 2006 Semi-Annual Report	39

Board Approval of Management Agreement (unaudited)

On December 1, 2005, Citigroup Inc. completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), which includes the Manager, to Legg Mason, Inc. in exchange for the broker-dealer and investment banking businesses of Legg Mason and certain other considerations (the “Transaction”). The consummation of the Transaction resulted in the automatic termination of the Portfolio’s management agreement in accordance with the Investment Company Act of 1940, as amended (the “1940 Act”).

          Prior to the closing of the Transaction, the Portfolio’s Board approved a new management agreement between the Portfolio and the Manager (the “New Management Agreement”) and authorized the Portfolio’s officers to submit the New Management Agreement to investors for their approval. Portfolio investors were sent notice of the meeting in September, 2005. Investors also received information that included the factors the Board considered in approving the New Management Agreement. These factors are set forth below.

          While investor approval of the New Management Agreement was being sought, the Portfolio’s Board, at a meeting held in person on November 21, 2005 and as discussed in more detail below, approved an interim management agreement for the Portfolio. The interim management agreement took effect upon the closing of the Transaction and continued in effect until investor approval of the New Management Agreement was obtained. This approval was obtained on December 27, 2005. The factors considered by the Portfolio’s Board in approving the interim management agreement also are set forth below.

          On July 11, 2005, members of the Board discussed with CAM management and certain senior Legg Mason representatives the Transaction and Legg Mason’s general plans and intentions regarding the Portfolio, including the preservation, strengthening and growth of CAM’s business and its combination with Legg Mason’s business. Among other things, the Board Members also inquired about the plans for and anticipated roles and responsibilities of certain CAM employees and officers after the Transaction.

          At a meeting held in person on August 7, 2005, the Portfolio’s Board, including a majority of the Board Members who are not “interested persons” of the Portfolio or the Manager as defined in the 1940 Act (the “Independent Board Members”), approved the New Management Agreement. To assist the Board in its consideration of the New Management Agreement, Legg Mason provided materials and information about Legg Mason, including its financial condition and asset management capabilities and organization, and CAM provided materials and information about the Transaction between Legg Mason and Citigroup. Representatives of CAM and Legg Mason and/or Western Asset Management and its affiliates (“Western Asset”) also made presentations to and responded to questions from the Board. The Independent Board Members, through their independent legal counsel, also requested and received additional information from CAM and Legg Mason in connection with their consideration of the New Management Agreement. The additional information was provided in advance of and at the August meeting. After the presentations and after reviewing the written materials provided, the Independent Board Members met in executive session with their counsel to consider the New Management Agreement.

          The Independent Board Members conferred separately and with their counsel about the Transaction on a number of occasions, including in connection with the July and August meetings.

40	Tax Free Reserves Portfolio

Board Approval of Management Agreement (unaudited) (continued)

          In their deliberations concerning the New Management Agreement, among other things, the Board Members considered:

          (i) the automatic termination of the current management agreement upon completion of the Transaction and the need for continuity of services provided under the current management agreement;

          (ii) the reputation, financial strength and resources of Legg Mason and its investment advisory subsidiaries;

          (iii) that, following the Transaction, CAM will be part of an organization focused on the asset management business;

          (iv) that Legg Mason and its wholly-owned subsidiary, Western Asset, are experienced and respected asset management firms, and that Legg Mason has advised the Board Members that (a) it intends to combine the fixed income investment operations (including money market fund operations) of CAM with those of Western Asset and may also wish to combine other CAM operations with those of other Legg Mason subsidiaries; (b) after the closing of the Transaction, it will take steps to combine the investment management operations of Western Asset with the fixed income operations of the Manager, which, among other things, may involve Western Asset and the Manager sharing common systems and procedures, employees (including portfolio managers), investment and trading platforms, and other resources; (c) it is expected that these combination processes will result in changes to portfolio managers or portfolio management teams for a number of the CAM funds, subject to Board consent and appropriate notice to investors, and that, in other cases, the current portfolio managers or portfolio management teams will remain in place; and (d) in the future, it may recommend that Western Asset or other Legg Mason subsidiaries be appointed as the adviser or subadviser to some or all of the CAM funds, subject to applicable regulatory requirements;

          (v) that CAM management had advised the Board that a number of portfolio managers and other key CAM personnel would be retained after the closing of the Transaction;

          (vi) that CAM management and Legg Mason have advised the Board that following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Portfolio and its investors by the Manager, including compliance services;

          (vii) that under the Transaction Agreement, Citigroup and Legg Mason have agreed not to take any action that is not contemplated by the Transaction or fail to take any action that to their respective knowledge would cause any of the requirements of Section 15(f) of the 1940 Act not to be met;

          (viii) the assurances from Citigroup and Legg Mason that, for a three-year period following the closing of the Transaction, Citigroup-affiliated broker-dealers will continue to offer the Portfolio as an investment product, and the potential benefits to Portfolio investors from this and other third-party distribution access;

          (ix) the potential benefits to Portfolio shareholders from being part of a combined fund family with Legg Mason-sponsored funds, including possible economies of scale and access to investment opportunities;

Tax Free Reserves Portfolio	41

Board Approval of Management Agreement (unaudited) (continued)

          (x) that Citigroup and Legg Mason would derive certain benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

          (xi) the potential effects of regulatory restrictions on the Portfolio if Citigroup-affiliated broker-dealers remain principal underwriters of the Portfolio after the closing of the Transaction;

          (xii) the fact that the Portfolio’s total management fees will not increase by virtue of the New Management Agreement, but will remain the same;

          (xiii) the terms and conditions of the New Management Agreement, including the differences from the current management agreement, and the benefits of a single, uniform form of agreement covering these services;

          (xiv) that the Portfolio would not bear the costs of obtaining shareholder approval of the New Management Agreement;

          (xv) that Citigroup and Legg Mason were negotiating a license arrangement that would permit the Portfolio to maintain its current name for some agreed upon time period after the closing of the Transaction; and

          (xvi) that the Board had recently performed a full annual review of the current management agreement as required by the 1940 Act.1 In that regard, the Board’s deliberations concerning the New Management Agreement reflected its prior evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall-out benefits, fees and economies of scale and investment performance considered in connection with the approval of the current management agreement and its determination that information provided by CAM and Legg Mason management prior to and at the August meeting supported the continued appropriateness of such conclusions with respect to the New Management Agreement.

          No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the New Management Agreement, and each Board Member attributed different weight to the various factors. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board also discussed the New Management Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In light of all of the foregoing, the Board approved the New Management Agreement and authorized the Portfolio’s officers to submit the New Management Agreement to shareholders for their approval.

          A condition to the closing of the Transaction required that new management agreements to be approved by CAM advisory clients representing a substantial majority of investment management revenues. This condition was satisfied and the Transaction closed on December 1, 2005, prior to approval of the Portfolio’s New Management Agreement having been obtained. As noted above, prior to the closing of the Transaction, the Portfolio’s Board, at a meeting held in person on November 21, 2005, approved an interim management agreement for the Portfolio.

          In their deliberations concerning the interim management agreement, the Board Members considered that, as discussed in detail above, within the past year the Board had performed a full annual review of the current management agreement and had approved

42	Tax Free Reserves Portfolio

Board Approval of Management Agreement (unaudited) (continued)

the New Management Agreement, subject to investor approval. In that regard, the Board, in its deliberations concerning the interim management agreement, met with senior representatives of CAM and Legg Mason to receive a status report on Legg Mason’s plans and intentions regarding CAM’s business and its combination with Legg Mason, including its plans for portfolio management. On the basis of that report, the Board determined that its evaluation of relevant factors, including the nature, quality and extent of services provided, costs of services provided, profitability, fall out benefits, fees and economies of scale and investment performance and conclusions with respect thereto in connection with its approval of the New Management Agreement would apply to the interim agreement. However, the Board gave greatest weight to the imminent automatic termination of the current management agreement upon the completion of the Transaction and the need for continuity of the services provided thereunder pending investor approval of the New Management Agreement.

          In accordance with Rule 15a-4 under the 1940 Act, which regulates the use of interim management agreements, the interim management agreement for the Portfolio had a term no longer than 150 days. The terms of the interim management agreement approved by the Board were the same as those of the Portfolio’s management agreement that was in effect prior to the closing of the Transaction, differing only as to the effective date, the termination date and certain additional provisions required by law. Management fees paid under the interim agreement were to be held in escrow and not paid to the Manager until investors approved the New Management Agreement. By the terms of the interim management agreement, if investors did not approve the New Management Agreement, the management fees held in escrow were to be disbursed in accordance with applicable law.

1	The Board’s deliberation in connection with that review was discussed in the Fund’s annual report, a copy of which is available upon request.

Tax Free Reserves Portfolio	43

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Investors

On December 27, 2005, a Special Meeting of Investors was held for the following purposes: 1) to approve a new management agreement and 2) to elect Trustees. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Investors.1

1. Approval of New Management Agreement

	Voted For[2]	Voted Against	Abstentions	Broker Non-Votes

New Management Agreement	87	13	0	N/A

2. Election of Trustees

Nominees:	Voted For	Voted Against	Abstentions	Broker Non-Votes

Elliot J. Berv	97	3	0	N/A
Donald M. Carlton	97	3	0	N/A
A. Benton Cocanougher	97	3	0	N/A
Mark T. Finn	97	3	0	N/A
R. Jay Gerken	97	3	0	N/A
Stephen Randolph Gross	97	3	0	N/A
Diana R. Harrington	97	3	0	N/A
Susan B. Kerley	97	3	0	N/A
Alan G. Merten	97	3	0	N/A
R. Richardson Pettit	97	3	0	N/A

1

Investment companies that are investors in the Portfolio voted for each item in proportion to votes cast by the shareholders of such investment companies at special meetings of the shareholders of such investment companies.

[2]	Investors in the Portfolio vote on the basis of the percentage of beneficial interests of the Portfolio that they own.

44	Tax Free Reserves Portfolio

CitiSM Tax Free Reserves

TRUSTEES
 Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

 OFFICERS
 R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Ted P. Becker
Chief Compliance Officer

John Chiota
Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER
(OF TAX FREE RESERVES
PORTFOLIO)
 Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

 DISTRIBUTORS
 Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

 TRANSFER AGENTS
 Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

PFPC Inc.
4400 Computer Drive
Westborough, MA 01581

 CUSTODIAN
 State Street Bank and Trust
     Company

 INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
 KPMG LLP
345 Park Avenue
New York, NY 10154

 LEGAL COUNSEL
 Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

CitiFunds Trust III
CitiSM Tax Free Reserves

The Fund is a separate investment fund of CitiFunds Trust III, a
Massachusetts business trust.

The Fund files its complete schedule of portfolio holdings with Securities
Exchange Commission for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at
www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the
Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-625-4554.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-625-4554, (2) on each fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at
www.sec.gov.

This report is submitted
for the general information
of the shareholders of
CitiSM Tax Free Reserves.

This report must be preceded
or accompanied by a free
prospectus. Investors should
consider the Fund’s
investment objective, risks,
charges and expenses
carefully before investing.
The prospectus contains this
and other important
information about the Fund.
Please read the prospectus
carefully before investing.

©2006 Legg Mason Investor
Services LLC
Member NASD, SIPC

CFS/RTF/206              06-9821

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not applicable.

	(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Tax Free Reserves Portfolio

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	May 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Tax Free Reserves Portfolio

Date:	May 8, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer of
Tax Free Reserves Portfolio

Date:	May 8, 2006